As filed with the Securities and Exchange Commission
                              on September 17, 2002

                      SECURITIES ACT FILE NO. 333-99585

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-14

              PRE-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                          PROGRESSIVE RETURN FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                     c/o Bear Stearns Funds Management Inc.,
                  383 Madison Avenue, New York, New York 10179
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                 (212) 272-2093
                  (Registrant's Area Code and Telephone Number)
                        -------------------------------
                            Ralph Bradshaw, President
                          Progressive Return Fund, Inc.
                     c/o Bear Stearns Funds Management Inc.
                               383 Madison Avenue
                            New York, New York 10179
                     (Name and Address of Agent for Service)

                                 with copies to:

                             Thomas R. Westle, Esq.
                             Spitzer & Feldman P.C.
                                 405 Park Avenue
                            New York, New York 10022
--------------------------------------------------------------------------------
                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   As soon as practicable after this Registration Statement becomes effective
        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
===============================================================================
    TITLE OF                      PROPOSED         PROPOSED
   SECURITIES                      MAXIMUM          MAXIMUM          AMOUNT OF
     BEING       AMOUNT BEING  OFFERING PRICE      AGGREGATE       REGISTRATION
  REGISTERED       REGISTERED    PER UNIT (1)   OFFERING PRICE(1)       FEE
 ------------------------------------------------------------------------------
Common Stock
($0.001 par value)  36,000,000   $36,000,000     $36,000,000         $3,312

(1) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f) under the Securities Act of 1933, as amended, based on the Exchange Ratio (the net asset value of Cornerstone Strategic Value
Fund, Inc.)



           The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

THE REGISTRANT HEREBY INCORPORATES BY REFERENCE THE PART A PROSPECTUS/PROXY AND PART B STATEMENT OF ADDITIONAL INFORMATION TO THE REGISTRATION STATEMENT FILED ON FORM N-14 (REGISTRATION NO. 333-99585) FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 13, 2002.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

           A policy of insurance covering Cornerstone Advisors, Inc., its affiliates, and all of the registered investment companies advised by Cornerstone Advisors insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

ITEM 16. EXHIBITS.

(1) Copy of the Articles of Incorporation of PGF as now in effect

(2) Amended and Restated By-Laws as of February 13, 2002 of the Registrant

(3) Not Applicable

(4) Copy of Agreement and Plan of Reorganization (included as Exhibit A to the Proxy Statement/Prospectus, which is part of the Registration Statement on Form N-14).

(5) Not Applicable

(6) Copy of the Investment Management Agreement dated as of April 19, 2001 between Cornerstone Advisors, Inc. and PGF - incorporated herein by reference to
Exhibit 4 to PGF's Proxy Statement for the Annual Meeting of Stockholders held on April 19, 2001 on Schedule 14A as filed with the Commission on March 7,
2001.

(7) Not Applicable

(8) Not Applicable

(9) Custody Agreement -

(10) Not Applicable

(11) Opinion and consent of Counsel regarding legality of securities being registered.

(12) Opinion and consent of Counsel regarding certain tax matters and consequences to shareholders.

(13) Not Applicable

(14) Consent of Independent Auditors (filed herewith)

(15) Not Applicable

(16) Not Applicable

(17) Not Applicable

ITEM 17. UNDERTAKINGS.

           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

           The undersigned registrant hereby undertakes to file the definitive tax opinion of Spitzer & Feldman PC (Exhibit 12) upon the consummation of the merger transaction.

                                   SIGNATURES

           As required by the Securities Act of 1933, this pre-effective amendment to the registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 17th day of September, 2002.

                          PROGRESSIVE RETURN FUND, INC.


                                          By:       /S/ RALPH W. BRADSHAW
                                              ----------------------------------
                                          Name:     Ralph Bradshaw
                                          Title:    President








           As required by the Securities Act of 1933, this pre-effective amendment to the registration statement has been signed by the following persons in the capacities and on the dates indicated:

/S/ ANDREW STRAUSS                                 /S/ THOMAS LENAGH
-------------------------------                    -----------------------------
Andrew A. Strauss, Director                        Thomas H. Lenagh, Director


 /S/ SCOTT ROGERS                                   /S/ EDWIN MEESE
-------------------------------                    -----------------------------
Scott B. Rogers, Director                          Edwin Meese III, Director


 /S/ RALPH W. BRADSHAW                             /S/ GLENN W. WILCOX, SR.
-------------------------------                   -----------------------------
Ralph W. Bradshaw, Director                       Glenn W. Wilcox, Sr., Director


/S/ GARY A. BENTZ
------------------------------------------
Gary A. Bentz, Principal Financial Officer